                          Oppenheimer MONEY MARKET Fund, INC.
                         Supplement dated August 15, 2003 to the
             Statement of Additional Information dated September 24, 2002

The Statement of Additional Information is changed as follows:

1. The Supplement dated July 28, 2003 is replaced with this supplement.

2. The section captioned "The Fund's Investment Policies" is amended as follows:

a. The first  sentence  of the last  paragraph  under  that  caption  "Rating of
Securities--Portfolio  Quality,  Maturity  and  Diversification"  on  page  2 is revised to read:

"The  Rating  Organizations   currently   designated  as   nationally-recognized
statistical rating  organizations by the Securities and Exchange  Commission are
Standard & Poor's (a division of the McGraw-Hill  Companies),  Moody's Investors
Service, Inc., Fitch, Inc. and Dominion Bond Rating Service Limited."

b. Add the following at the end of Appendix A:

Dominion Bond Rating Service Limited ("DBRS")

R-1:  Short term debt rated "R-1 (high)" is of the highest credit  quality,  and indicates  an entity  which  possesses  unquestioned  ability  to repay  current liabilities as they fall due.  Entities rated in this category normally maintain strong liquidity positions,  conservative debt levels and profitability which is both stable and above  average.  Companies  achieving an "R-1 (high)" rating are normally  leaders in  structurally  sound  industry  segments  with proven track records,  sustainable  positive  future  results and no  substantial  qualifying
negative   factors.   Given  the  extremely  tough  definition  which  DBRS  has established for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition which DBRS has for the "R-1
(high)" category (which few companies are able to achieve),  entities rated "R-1
(middle)" are also  considered  strong credits which  typically  exemplify above average strength in key areas of consideration  for debt protection.  Short term debt rated "R-1 (low)" is of satisfactory  credit quality.  The overall strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable as with higher rating categories,  but these  considerations are still
respectable.   Any  qualifying  negative  factors  which  exist  are  considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2:  Short term debt rated "R-2" is of adequate  credit  quality and within the three subset grades (high,  middle,  low),  debt  protection  ranges from having reasonable ability for timely repayment to a level which is considered only just adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category,  and the past and future trend may suggest some risk of maintaining  the strength of key ratios in these areas.
Alternative sources of liquidity support are considered  satisfactory;  however, even the  strongest  liquidity  support  will not improve the  commercial  paper rating of the issuer.  The size of the entity may restrict its flexibility,  and its  relative  position in the  industry is not  typically as strong as the "R-1 credit".  Profitability trends, past and future, may be less favorable, earnings not as stable,  and there are often negative  qualifying  factors  present which could also make the entity more  vulnerable to adverse  changes in financial and economic conditions.

3. The  section  titled  "How  the Fund is  Managed  - Board  of  Directors  and
Oversight Committees" on page 10 is deleted and replaced with the Following:

"Board of Directors and Oversight Committees. The Fund is governed by a Board of
Directors,  which is responsible  for  protecting the interests of  shareholders under Massachusetts law. The Directors meet periodically  throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not  normally  hold annual  meetings of its shareholders,  it may hold  shareholder  meetings from time to time on important matters,  and shareholders have the right to call a meeting to remove a Director or to take other action described in the Fund's Declaration of Trust.

The  Board of  Directors  has an  Audit  Committee,  a  Regulatory  &  Oversight
Committee, a Governance Committee, and a Proxy Committee. The Audit Committee is
comprised  solely of Independent  Directors.  The members of the Audit Committee are Edward Regan  (Chairman),  Kenneth Randall and Russell  Reynolds.  The Audit
Committee held five meetings  during the Fund's fiscal year ended July 31, 2002.
The Audit  Committee  provides  the Board  with  recommendations  regarding  the selection of the Fund's  independent  auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the  Fund's  independent  auditor  concerning  the  Fund's  internal  accounting procedures,  and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

The members of the Regulatory & Oversight Committee are Robert Galli (Chairman),
Joel Motley and Phillip  Griffiths.  The  Regulatory & Oversight  Committee held seven meetings during the Fund's fiscal year ended July 31, 2002. The Regulatory
&  Oversight  Committee  evaluates  and  reports  to the  Board  on  the  Fund's contractual  arrangements,  including the Investment  Advisory and  Distribution
Agreements, transfer and shareholder service agreements and custodian agreements as well as the  policies and  procedures  adopted by the Fund to comply with the
Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

The  members of the  Governance  Committee  are Joel Motley  (Acting  Chairman),
Phillip Griffiths and Kenneth Randall.  The Governance Committee held no meeting during the Fund's  fiscal year ended July 31,  2002.  The  Governance  Committee reviews the Fund's  governance  guidelines,  the adequacy of the Fund's Codes of
Ethics,  and develops  qualification  criteria for Board members consistent with
the  Fund's  governance  guidelines,   among  other  duties  set  forth  in  the
Committee's charter.

The members of the Proxy Committee are Edward Regan (Chairman), Russell Reynolds
and John Murphy.  The Proxy  Committee  held no meeting during the Fund's fiscal year  ended  July  31,  2002.  The  Proxy  Committee  provides  the  Board  with recommendations for proxy voting and monitors proxy voting by the Fund."

4. Effective  December 31, 2002, Mr. Leon Levy retired as a Director of the Fund and Mr. Clayton Yeutter was elected as Chairman of the Board,  effective January
1, 2003.  Effective March 31, 2003, Mr. Benjamin Lipstein retired as a Director.
Effective  July  31,  2003,  Ms.  Elizabeth  Moynihan  retired  as  a  Director.
Therefore,  the Statement of Additional  Information  is revised by deleting the biography for Messrs.  Levy,  Lipstein and Ms. Moynihan on page 13 and by adding the following to Mr. Yeutter's biography: "Chairman of the Board of Directors."

5. In the Director  compensation table on page 18, the title of "Chairman" after
Mr.  Levy's  name is  deleted  and the title of  "Chairman"  is added  after Mr.
Yeutter's name. In addition, the following footnote is added following the names of Messrs. Levy, Lipstein and Yeutter and Ms. Moynihan:

       6.   Effective  January 1, 2003,  Mr.  Yeutter  became  Chairman of the
            Board of Directors of the Board I Funds upon the  retirement of
            Mr. Levy.  Effective March 31, 2003,  Mr.  Lipstein  retired as a Director.  Effective  July 31, 2003, Ms. Moynihan retired as a
            Director.

6. The  following  is added at the end of the second  paragraph  in the  section titled "The Investment Advisory Agreement" starting on page 19:

"With the addition of a new breakpoint, effective December 12, 2002, those rates are  currently  as follows:  0.45% of the first $500  million of  aggregate  net assets;  0.425% of the next $500  million of net assets;  0.40% of the next $500 million of net assets;  0.375% of the next $1.5 billion of net assets; and 0.35%
of  average  annual  net  assets in excess of $3.0  billion."

August  15,  2003                                               PX200.014